Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares				3 Months Ended	11 Months Ended
	Dec. 31, 2024	Feb. 14, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	64,948			471,199	64,948
Weighted Average Exercise Price Per Share, Balance	$ 10			$ 2.61	$ 10
Weighted Average Remaining Contractual Life (in years), Balance	9 years 7 months 20 days			9 years 10 months 9 days
Outstanding Shares, Options exercisable as of ending	49,480			71,000	49,480
Weighted Average Exercise Price Per Share, Options exercisable as of ending	$ 10			$ 7.56	$ 10
Weighted Average Remaining Contractual Life (in years), Options exercisable as of ending				9 years 6 months 25 days	9 years 8 months 4 days
Outstanding Shares, Options granted				406,251
Weighted Average Exercise Price Per Share, Options granted				$ 1.43
Predecessor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance			504
Weighted Average Exercise Price Per Share, Balance			$ 418.92
Weighted Average Remaining Contractual Life (in years), Balance			6 years 10 months 9 days
Outstanding Shares, Options cancelled		(504)
Weighted Average Exercise Price Per Share, Options cancelled		$ 418.92
Successor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	64,948				64,948
Weighted Average Exercise Price Per Share, Balance	$ 10				$ 10
Weighted Average Remaining Contractual Life (in years), Balance					9 years 7 months 20 days
Outstanding Shares, Options granted					98,180
Weighted Average Exercise Price Per Share, Options granted					$ 90.91
Outstanding Shares, Options cancelled					(33,232)
Weighted Average Exercise Price Per Share, Options cancelled					$ 146.12